Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis

Assets measured at fair value on a recurring basis at Dec. 31, 2013
(dollar amounts in millions)	Level 1	Level 2	Level 3	Netting (a)	Total carrying value
Available-for-sale securities:
U.S. Treasury	$12,852	$—	$—	$—	$12,852
U.S. Government agencies	—	948	—	—	948
Sovereign debt	40	11,314	—	—	11,354
State and political subdivisions (b)	—	6,663	11	—	6,674
Agency RMBS	—	25,321	—	—	25,321
Non-agency RMBS	—	1,142	—	—	1,142
Other RMBS	—	2,285	—	—	2,285
Commercial MBS	—	2,357	—	—	2,357
Agency commercial MBS	—	1,789	—	—	1,789
Asset-backed CLOs	—	1,562	—	—	1,562
Other asset-backed securities	—	2,891	—	—	2,891
Equity securities	19	—	—	—	19
Money market funds (b)	938	—	—	—	938
Corporate bonds	—	1,815	—	—	1,815
Other debt securities	—	1,796	—	—	1,796
Foreign covered bonds	2,629	242	—	—	2,871
Non-agency RMBS (c)	—	2,695	—	—	2,695
Total available-for-sale securities	16,478	62,820	11	—	79,309
Trading assets:
Debt and equity instruments (b)	4,559	4,338	1	—	8,898
Derivative assets not designated as hedging:
Interest rate	4	14,702	6	(13,231)	1,481
Foreign exchange	—	3,609	1	(2,294)	1,316
Equity	274	395	15	(281)	403
Total derivative assets not designated as hedging	278	18,706	22	(15,806)	3,200
Total trading assets	4,837	23,044	23	(15,806)	12,098
Other assets:
Derivative assets designated as hedging:
Interest rate	—	1,206	—	—	1,206
Foreign exchange	—	76	—	—	76
Total - derivative assets designated as hedging	—	1,282	—	—	1,282
Other assets (d)	148	193	105	—	446
Total other assets	148	1,475	105	—	1,728
Subtotal assets of operations at fair value	21,463	87,339	139	(15,806)	93,135
Percentage of assets prior to netting	20%	80%	—%
Assets of consolidated investment management funds:
Trading assets	61	10,336	—	—	10,397
Other assets	739	136	—	—	875
Total assets of consolidated investment management funds	800	10,472	—	—	11,272
Total assets	$22,263	$97,811	$139	$(15,806)	$104,407
Percentage of assets prior to netting	19%	81%	—%

Liabilities measured at fair value on a recurring basis at Dec. 31, 2013
(dollar amounts in millions)	Level 1	Level 2	Level 3	Netting (a)	Total carrying value
Trading liabilities:
Debt and equity instruments	$1,030	$585	$—	$—	$1,615
Derivative liabilities not designated as hedging:
Interest rate	3	15,178	31	(12,429)	2,783
Foreign exchange	—	3,536	—	(1,711)	1,825
Equity and other contracts	214	745	44	(281)	722
Total derivative liabilities not designated as hedging	217	19,459	75	(14,421)	5,330
Total trading liabilities	1,247	20,044	75	(14,421)	6,945
Long-term debt (b)	—	321	—	—	321
Other liabilities - derivative liabilities designated as hedging:
Interest rate	—	167	—	—	167
Foreign exchange	—	336	—	—	336
Total other liabilities - derivative liabilities	—	503	—	—	503
Subtotal liabilities of operations at fair value	1,247	20,868	75	(14,421)	7,769
Percentage of liabilities prior to netting	6%	94%	—%
Liabilities of consolidated investment management funds:
Trading liabilities	16	10,069	—	—	10,085
Other liabilities	—	46	—	—	46
Total liabilities of consolidated investment management funds	16	10,115	—	—	10,131
Total liabilities	$1,263	$30,983	$75	$(14,421)	$17,900
Percentage of liabilities prior to netting	4%	96%	—%

(a)
ASC 815 permits the netting of derivative receivables and derivative payables under legally enforceable master netting agreements and permits the netting of cash collateral. Netting is applicable to derivatives not designated as hedging instruments included in trading assets or trading liabilities, and derivatives designated as hedging instruments included in other assets or other liabilities. Netting is allocated to the derivative products based on the net fair value of each product.

(b)	Includes certain interests in securitizations.

(c)	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.

(d)	Includes private equity investments, seed capital and a brokerage account.

Assets measured at fair value on a recurring basis at Dec. 31, 2012
(dollar amounts in millions)	Level 1	Level 2	Level 3	Netting (a)	Total carrying value
Available-for-sale securities:
U.S. Treasury	$18,003	$—	$—	$—	$18,003
U.S. Government agencies	—	1,074	—	—	1,074
Sovereign debt	41	9,383	—	—	9,424
State and political subdivisions (b)	—	6,077	45	—	6,122
Agency RMBS	—	34,193	—	—	34,193
Non-agency RMBS	—	1,459	—	—	1,459
Other RMBS	—	2,794	—	—	2,794
Commercial MBS	—	3,139	—	—	3,139
Asset-backed CLOs	—	1,282	—	—	1,282
Other asset-backed securities	—	2,131	—	—	2,131
Equity securities	27	—	—	—	27
Money market funds (b)	2,190	—	—	—	2,190
Corporate bonds	—	1,585	—	—	1,585
Other debt securities	—	2,368	—	—	2,368
Foreign covered bonds	2,995	723	—	—	3,718
Non-agency RMBS (c)	—	3,110	—	—	3,110
Total available-for-sale securities	23,256	69,318	45	—	92,619
Trading assets:
Debt and equity instruments (b)	912	4,116	48	—	5,076
Derivative assets not designated as hedging:
Interest rate	36	22,734	19	(20,042)	2,747
Foreign exchange	—	3,512	1	(2,171)	1,342
Equity	121	152	38	(98)	213
Total derivative assets not designated as hedging	157	26,398	58	(22,311)	4,302
Total trading assets	1,069	30,514	106	(22,311)	9,378
Other assets:
Derivative assets designated as hedging:
Interest rate	—	928	—	—	928
Foreign exchange	—	61	—	—	61
Total derivative assets designated as hedging	—	989	—	—	989
Other assets (d)	96	116	120	—	332
Total other assets	96	1,105	120	—	1,321
Subtotal assets of operations at fair value	24,421	100,937	271	(22,311)	103,318
Percentage of assets prior to netting	19%	81%	—%
Assets of consolidated investment management funds:
Trading assets	182	10,735	44	—	10,961
Other assets	390	130	—	—	520
Total assets of consolidated investment management funds	572	10,865	44	—	11,481
Total assets	$24,993	$111,802	$315	$(22,311)	$114,799
Percentage of assets prior to netting	18%	82%	—%

Liabilities measured at fair value on a recurring basis at Dec. 31, 2012
(dollar amounts in millions)	Level 1	Level 2	Level 3	Netting (a)	Total carrying value
Trading liabilities:
Debt and equity instruments	$1,121	$659	$—	$—	$1,780
Derivative liabilities not designated as hedging:
Interest rate	—	23,173	168	(19,069)	4,272
Foreign exchange	—	3,632	—	(1,823)	1,809
Equity	91	266	56	(98)	315
Total derivative liabilities not designated as hedging	91	27,071	224	(20,990)	6,396
Total trading liabilities	1,212	27,730	224	(20,990)	8,176
Long-term debt (b)	—	345	—	—	345
Other liabilities - derivative liabilities designated as hedging:
Interest rate	—	343	—	—	343
Foreign exchange	—	361	—	—	361
Total other liabilities - derivative liabilities	—	704	—	—	704
Subtotal liabilities of operations at fair value	1,212	28,779	224	(20,990)	9,225
Percentage of liabilities prior to netting	4%	95%	1%
Liabilities of consolidated investment management funds:
Trading liabilities	—	10,152	—	—	10,152
Other liabilities	—	29	—	—	29
Total liabilities of consolidated investment management funds	—	10,181	—	—	10,181
Total liabilities	$1,212	$38,960	$224	$(20,990)	$19,406
Percentage of liabilities prior to netting	3%	96%	1%

(a)
ASC 815 permits the netting of derivative receivables and derivative payables under legally enforceable master netting agreements and permits the netting of cash collateral. Netting is applicable to derivatives not designated as hedging instruments included in trading assets or trading liabilities, and derivatives designated as hedging instruments included in other assets or other liabilities. Netting is allocated to the derivative products based on the net fair value of each product.

(b)	Includes certain interests in securitizations.

(c)	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.

(d)	Includes private equity investments, seed capital and a brokerage account.

Details Of Certain Items Measured At Fair Value On Recurring Basis Table

Details of certain items measured at fair value on a recurring basis	Dec. 31, 2013					Dec. 31, 2012
	Total carrying value (a)	Ratings				Total carrying value (a)	Ratings
		AAA/ AA-	A+/ A-	BBB+/ BBB-	BB+ and lower		AAA/ AA-	A+/ A-	BBB+/ BBB-	BB+ and lower
(dollar amounts in millions)
Alt-A RMBS, originated in:
2006-2007	$102	—%	—%	—%	100%	$111	—%	—%	—%	100%
2005	95	—	—	—	100	107	—	—	—	100
2004 and earlier	53	—	3	30	67	61	4	9	25	62
Total Alt-A RMBS	$250	—%	1%	6%	93%	$279	1%	2%	6%	91%
Prime RMBS, originated in:
2007	$89	—%	—%	41%	59%	$106	—%	—%	45%	55%
2006	55	—	—	—	100	70	—	—	—	100
2005	125	—	44	—	56	215	—	33	7	60
2004 and earlier	230	5	7	51	37	337	16	42	7	35
Total prime RMBS	$499	2%	15%	31%	52%	$728	7%	29%	12%	52%
Subprime RMBS, originated in:
2005	$110	—%	21%	49%	30%	$108	4%	8%	34%	54%
2004 and earlier	283	2	6	12	80	344	3	4	6	87
Total subprime RMBS	$393	1%	11%	22%	66%	$452	3%	5%	13%	79%
Commercial MBS - Domestic, originated in:
2009-2013	$466	81%	19%	—%	—%	$283	97%	3%	—%	—%
2008	22	59	41	—	—	24	59	41	—	—
2007	457	69	20	11	—	707	78	16	6	—
2006	683	84	16	—	—	900	85	14	1	—
2005	486	100	—	—	—	640	98	1	1	—
2004 and earlier	153	93	7	—	—	285	100	—	—	—
Total commercial MBS - Domestic	$2,267	84%	14%	2%	—%	$2,839	89%	9%	2%	—%
Foreign covered bonds:
Canada	$851	100%	—%	—%	—%	$925	100%	—%	—%	—%
United Kingdom	803	100	—	—	—	756	100	—	—	—
Netherlands	298	100	—	—	—	360	100	—	—	—
Germany	127	100	—	—	—	866	98	2	—	—
Other	792	100	—	—	—	811	100	—	—	—
Total foreign covered bonds	$2,871	100%	—%	—%	—%	$3,718	100%	—%	—%	—%
European floating rate notes - available-for-sale:
United Kingdom	$1,668	79%	21%	—%	—%	$1,873	79%	19%	2%	—%
Netherlands	434	100	—	—	—	841	100	—	—	—
Ireland	165	10	—	—	90	161	15	—	—	85
Italy	104	—	100	—	—	125	—	100	—	—
Other	42	89	5	—	6	145	50	7	—	43
Total European floating rate notes - available-for-sale	$2,413	75%	19%	—%	6%	$3,145	77%	15%	2%	6%
Sovereign debt:
United Kingdom	$4,709	100%	—%	—%	—%	$4,771	100%	—%	—%	—%
Germany	2,182	100	—	—	—	1,646	100	—	—	—
Netherlands	2,105	100	—	—	—	2,054	100	—	—	—
France	1,568	100	—	—	—	897	100	—	—	—
Other	790	61	—	39	—	56	100	—	—	—
Total sovereign debt	$11,354	97%	—%	3%	—%	$9,424	100%	—%	—%	—%
Alt-A RMBS (b), originated in:
2006-2007	$1,022	—%	—%	—%	100%	$1,128	—%	—%	—%	100%
2005	538	—	4	1	95	622	4	—	1	95
2004 and earlier	190	—	3	10	87	220	—	2	12	86
Total Alt-A RMBS (b)	$1,750	—%	2%	1%	97%	$1,970	1%	—%	2%	97%
Prime RMBS (b), originated in:
2006-2007	$493	—%	—%	—%	100%	$601	—%	—%	—%	100%
2005	304	—	1	—	99	378	—	1	2	97
2004 and earlier	25	—	11	21	68	31	—	8	24	68
Total prime RMBS (b)	$822	—%	—%	1%	99%	$1,010	—%	1%	1%	98%
Subprime RMBS (b), originated in:
2005-2007	$89	—%	—%	10%	90%	$94	—%	—%	—%	100%
2004 and earlier	34	1	5	39	55	36	5	—	36	59
Total subprime RMBS (b)	$123	—%	1%	18%	81%	$130	2%	—%	10%	88%

(a)
At Dec. 31, 2013 and Dec. 31, 2012, foreign covered bonds and sovereign debt were included in Level 1 and Level 2 in the valuation hierarchy. All other assets in the table are Level 2 assets in the valuation hierarchy.

(b)	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.

Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation
The tables below include a roll forward of the balance sheet amounts for the years ended Dec. 31, 2013 and 2012 (including the change in fair value), for financial instruments classified in Level 3 of the valuation hierarchy.

Fair value measurements for assets using significant unobservable inputs for the year ended Dec. 31, 2013
	Available-for-sale securities		Trading assets						Total assets of operations	Assets of consolidated investment management funds
(in millions)	State and political subdivisions		Debt and equity instruments		Derivative assets	(a)	Other assets
Fair value at Dec. 31, 2012	$45		$48		$58		$120		$271	$44
Transfers out of Level 3	—		—		(19)		—		(19)	—
Total gains or (losses) for the period:
Included in earnings (or changes in net assets)	7	(b)	2	(c)	(17)	(c)	1	(d)	(7)	2	(e)
Purchases, sales and settlements:
Purchases	—		—		—		8		8	—
Sales	—		(49)		—		(24)		(73)	(46)
Settlements	(41)		—		—		—		(41)	—
Fair value at Dec. 31, 2013	$11		$1		$22		$105		$139	$—
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period			$—		$(12)		$—		$(12)	$—

(a)	Derivative assets are reported on a gross basis.

(b)
Realized gains (losses) are reported in securities gains (losses). Unrealized gains (losses) are reported in accumulated other comprehensive income (loss) except for the credit portion of OTTI losses which are recorded in securities gains (losses).

(c)	Reported in foreign exchange and other trading revenue.

(d)	Reported in investment and other income.

(e)	Reported in income from consolidated investment management funds.

Fair value measurements for liabilities using significant unobservable inputs for the year ended Dec. 31, 2013
	Trading liabilities		Total liabilities
(in millions)	Derivative liabilities	(a)
Fair value at Dec. 31, 2012	$224		$224
Transfers out of Level 3	(17)		(17)
Total (gains) or losses for the period:
Included in earnings (or changes in net liabilities)	(125)	(b)	(125)
Settlements	(7)		(7)
Fair value at Dec. 31, 2013	$75		$75
Change in unrealized (gains) or losses for the period included in earnings (or changes in net assets) for liabilities held at the end of the reporting period	$(29)		$(29)

(a)	Derivative liabilities are reported on a gross basis.

(b)	Reported in foreign exchange and other trading revenue.

Fair value measurements for assets using significant unobservable inputs for the year ended Dec. 31, 2012
	Available-for-sale securities				Trading assets							Assets of consolidated investment management funds
(in millions)	State and political subdivisions		Other debt securities		Debt and equity instruments		Derivative assets	(a)	Other assets		Total assets of operations
Fair value at Dec. 31, 2011	$45		$3		$63		$97		$157		$365	$—
Tranfers out of Level 3	—		—		—		(5)		—		(5)	—
Total gains or (losses) for the period:
Included in earnings (or changes in net assets)	3	(b)	(3)	(b)	(2)	(c)	(44)	(c)	7	(d)	(39)	—	(e)
Purchases, sales and settlements:
Purchases	—		—		—		10		19		29	44
Sales	—		—		(13)		—		(55)		(68)	—
Settlements	(3)		—		—		—		(8)		(11)	$—
Fair value at Dec. 31, 2012	$45		$—		$48		$58		$120		$271	$44
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period					$(3)		$(23)		$2		$(24)	$—

(a)	Derivative assets are reported on a gross basis.

(b)
Realized gains (losses) are reported in securities gains (losses). Unrealized gains (losses) are reported in accumulated other comprehensive income (loss) except for the credit portion of OTTI losses which are recorded in securities gains (losses).

(c)	Reported in foreign exchange and other trading revenue.

(d)	Reported in investment and other income.

(e)	Reported in income from consolidated investment management funds.

Fair value measurements for liabilities using significant unobservable inputs for the year ended Dec. 31, 2012
	Trading liabilities		Total liabilities
(in millions)	Derivative liabilities	(a)
Fair value at Dec. 31, 2011	$314		$314
Transfers out of Level 3	(8)		(8)
Total (gains) or losses for the period:
Included in earnings (or changes in net liabilities)	(82)	(b)	(82)
Fair value at Dec. 31, 2012	$224		$224
Change in unrealized (gains) or losses for the period included in earnings (or changes in net assets) for liabilities held at the end of the reporting period	$(30)		$(30)

(a)	Derivative liabilities are reported on a gross basis.

(b)	Reported in foreign exchange and other trading revenue.

Assets Measured at Fair Value on Nonrecurring Basis
The following tables present the financial instruments carried on the consolidated balance sheet by caption and by level in the fair value hierarchy as of Dec. 31, 2013 and Dec. 31, 2012, for which a nonrecurring change in fair value has been recorded during the years ended Dec. 31, 2013 and Dec. 31, 2012.

Assets measured at fair value on a nonrecurring basis at Dec. 31, 2013				Total carrying value
(in millions)	Level 1	Level 2	Level 3
Loans (a)	$—	$128	$9	$137
Other assets (b)	—	15	—	15
Total assets at fair value on a nonrecurring basis	$—	$143	$9	$152

Assets measured at fair value on a nonrecurring basis at Dec. 31, 2012				Total carrying value
(in millions)	Level 1	Level 2	Level 3
Loans (a)	$—	$183	$23	$206
Other assets (b)	—	79	—	79
Total assets at fair value on a nonrecurring basis	$—	$262	$23	$285

(a)
During the years ended Dec. 31, 2013 and 2012, the fair value of these loans decreased $3 million and $20 million, respectively, based on the fair value of the underlying collateral as allowed by ASC 310, Accounting by Creditors for Impairment of a loan, with an offset to the allowance for credit losses.

(b)	Includes other assets received in satisfaction of debt and loans held for sale. Loans held for sale are carried on the balance sheet at the lower of cost or market value.

Quantitative information about Level 3 fair value measurements of assets
The following tables present the unobservable inputs used in valuation of assets and liabilities classified as Level 3 within the fair value hierarchy.

Quantitative information about Level 3 fair value measurements of assets
(dollars in millions)	Fair value at Dec. 31, 2013	Valuation techniques	Unobservable input	Range
Measured on a recurring basis:
Available-for-sale securities:
State and political subdivisions	$11	Discounted cash flow	Expected credit loss	4%
Trading assets:
Debt and equity instruments:
Distressed debt	$1	Discounted cash flow	Expected maturity	1 - 10 years
			Credit spreads	230-1,860 bps
Derivative assets:
Interest rate:
Structured foreign exchange swaptions	$6	Option pricing model (a)	Correlation risk	0%-25%
			Long-term foreign exchange volatility	11%-17%
Foreign exchange contracts:
Long-term foreign exchange options	$1	Option pricing model (a)	Long-term foreign exchange volatility	19%
Equity:
Equity options	$15	Option pricing model (a)	Long-term equity volatility	24%-29%
Measured on a nonrecurring basis:
Loans	$9	Discounted cash flows	Timing of sale	0-12 months
			Cap rate	8%
			Cost to complete/sell	0%-30%

Quantitative Information about Level 3 Fair Value Measurements of Liabilities

Quantitative information about Level 3 fair value measurements of liabilities
(dollars in millions)	Fair value at Dec. 31, 2013	Valuation techniques	Unobservable input	Range
Measured on a recurring basis:
Trading liabilities:
Derivative liabilities:
Interest rate:
Structured foreign exchange swaptions	$31	Option pricing model (a)	Correlation risk	0%-25%
			Long-term foreign exchange volatility	11%-17%
Equity:
Equity options	$44	Option pricing model (a)	Long-term equity volatility	23%-29%

(a)	The option pricing model uses market inputs such as foreign currency exchange rates, interest rates and volatility to calculate the fair value of the option.

Carrying Amount and Fair Value of Financial Instruments
The following tables present the estimated fair value and the carrying amount of financial instruments not carried at fair value on the consolidated balance sheet at Dec. 31, 2013 and Dec. 31, 2012, by caption on the consolidated balance sheet and by ASC 820 valuation hierarchy (as described above).

Summary of financial instruments	Dec. 31, 2013
(in millions)	Level 1	Level 2	Level 3	Total estimated fair value	Carrying amount
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	$—	$104,359	$—	$104,359	$104,359
Interest-bearing deposits with banks	—	35,323	—	35,323	35,300
Federal funds sold and securities purchased under resale agreements	—	9,161	—	9,161	9,161
Securities held-to-maturity	3,268	16,175	—	19,443	19,743
Loans	—	49,316	—	49,316	49,180
Other financial assets	6,460	1,141	—	7,601	7,601
Total	$9,728	$215,475	$—	$225,203	$225,344
Liabilities:
Noninterest-bearing deposits	$—	$95,475	$—	$95,475	$95,475
Interest-bearing deposits	—	165,253	—	165,253	165,654
Federal funds purchased and securities sold under repurchase agreements	—	9,648	—	9,648	9,648
Payables to customers and broker-dealers	—	15,707	—	15,707	15,707
Borrowings	—	919	—	919	919
Long-term debt	—	19,965	—	19,965	19,543
Total	$—	$306,967	$—	$306,967	$306,946

Summary of financial instruments	Dec. 31, 2012
(in millions)	Level 1	Level 2	Level 3	Total estimated fair value	Carrying amount
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	$—	$90,110	$—	$90,110	$90,110
Interest-bearing deposits with banks	—	43,936	—	43,936	43,910
Federal funds sold and securities purchased under resale agreements	—	6,593	—	6,593	6,593
Securities held-to-maturity	1,070	7,319	—	8,389	8,205
Loans	—	44,031	—	44,031	44,010
Other financial assets	4,727	1,115	—	5,842	5,842
Total	$5,797	$193,104	$—	$198,901	$198,670
Liabilities:
Noninterest-bearing deposits	$—	$93,019	$—	$93,019	$93,019
Interest-bearing deposits	—	153,030	—	153,030	153,076
Federal funds purchased and securities sold under repurchase agreements	—	7,427	—	7,427	7,427
Payables to customers and broker-dealers	—	16,095	—	16,095	16,095
Borrowings	—	1,883	—	1,883	1,883
Long-term debt	—	19,397	—	19,397	18,530
Total	$—	$290,851	$—	$290,851	$290,030

Summary of Carrying Amount of Hedged Financial Instruments, Related Notional Amount of Hedge and Estimated Fair Value of Derivatives
The table below summarizes the carrying amount of the hedged financial instruments, the notional amount of the hedge and the unrealized gain (loss) (estimated fair value) of the derivatives.

Hedged financial instruments	Carrying amount	Notional amount of hedge	Unrealized
(in millions)			Gain	(Loss)
At Dec. 31, 2013:
Interest-bearing deposits with banks	$1,396	$1,396	$30	$(19)
Securities available-for-sale	5,914	6,647	721	(95)
Deposits	—	—	—	—
Long-term debt	15,036	14,755	483	(72)
At Dec. 31, 2012:
Interest-bearing deposits with banks	$11,328	$11,328	$38	$(224)
Securities available-for-sale	5,597	5,355	12	(339)
Deposits	10	10	1	—
Long-term debt	15,100	14,314	911	(4)